Schedule of company joint venture (Details) - Joint ventures [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Group joint venture	Financeira Itaú CBD S.A
Name of joint venture	Bellamar Empreendimento e Participação S.A
Name of country	Brazil
Participation in investments	50.00%	50.00%